Share-Based Payment - Summary of Share Options Granted (Details) - Share Options ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥) ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Number, Outstanding | shares	7,338,559
Options Number, Exercisable | shares	1,400,000
Options Number, Expected to vest | shares	5,938,559
Weighted average exercise price per option, Outstanding Ending Balance | ¥ / shares	¥ 1.03
Weighted-average exercise price per option, Exercisable | ¥ / shares	¥ 5.42
Weighted-average remaining exercise contractual life (years), Outstanding	8 years 4 months 17 days
Weighted-average remaining exercise contractual life (years), Exercisable	8 years 5 months 15 days
Weighted-average remaining exercise contractual life (years), Excepted to vest	8 years 4 months 9 days
Aggregate intrinsic value, Outstanding | ¥	¥ 94,233
Aggregate intrinsic value, Exercisable | ¥	17,977
Aggregate intrinsic value, Expected to vest | ¥	¥ 76,256